Related party transactions (Tables)	12 Months Ended
Dec. 31, 2025
Related party transactions
Summary of year end balances with related parties

	As of December 31,
	2023	2024	2025
	RMB	RMB	RMB

(i) Due from related parties
Alibaba Group and Tencent Group*	81,496	93,668	72,409
Others**	415,778	260,043	237,714
	497,274	353,711	310,123

(ii) Due to related parties
Alibaba Group and Tencent Group*	263,646	236,156	110,072
Others	67,727	179,082	32,155
	331,373	415,238	142,227
*

On April 16, 2025, Alibaba Group was no longer considered a related party of the Group from and after that date. Therefore, the transaction balance with Alibaba Group was not related party transaction balance as of December 31, 2025.

**

The Group entered into loan agreements with certain investees. Pursuant to these agreements, the Group’s balance of loans to investees was RMB314,573, RMB200,312, and RMB63,480 as of December 31, 2023, 2024, and 2025, respectively.

Summary of Key management compensation

	For the Year Ended December 31,
	2023	2024	2025
	RMB	RMB	RMB

Fees	—	—	—
Basic salaries, bonuses, social security and others	44,650	36,605	42,078
Pension costs – defined contribution plans	530	357	255
Share-based compensation expenses	372,708	281,298	114,330
Total	417,888	318,260	156,663